Related Party Transactions (Details)	11 Months Ended
Dec. 31, 2024
Fairmount's Ownership Interest in Paragon [Member]
Related Party Transactions [Line Items]
Ownership percentage	beneficially owns more than 5%
Common Stock [Member] | Paragon [Member]
Related Party Transactions [Line Items]
Ownership percentage	beneficially own less than 5%
Common Stock [Member] | Paruka [Member]
Related Party Transactions [Line Items]
Ownership percentage	beneficially own less than 5%
Common Stock [Member] | Fairmount [Member]
Related Party Transactions [Line Items]
Ownership percentage	beneficially owns more than 5%